Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	May 31, 2025
C000101831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Atlas Class/OCMAX)
Accumulated Value	$ 10,000		$ 7,416	$ 11,567	$ 11,776	$ 9,679	$ 15,345	$ 22,924	$ 22,829	$ 18,536	$ 19,959	$ 27,189	$ 39,032
C000014470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Investor Class/OCMGX)
Accumulated Value	9,548		7,063	10,929	11,032	9,019	14,129	20,932	20,733	16,742	17,933	24,292	34,749
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		9,979	10,783	13,249	14,080	16,349	19,203	24,564	22,302	25,388	33,993	33,535
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	$ 10,000		$ 6,657	$ 11,578	$ 11,579	$ 9,473	$ 14,188	$ 20,178	$ 19,816	$ 18,758	$ 19,482	$ 24,982	$ 33,051